Primary and secondary segments reporting - Secondary segments, narrative (Details) - Adjustments - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Restructuring expense, net of tax		€ (1,114)
Change in valuation of goodwill from acquisitions		(10,100)
Other charges		(138)
United Kingdom and Portugal
Disclosure of operating segments [line items]
Restructuring expense, net of tax	€ (530)
Spain
Disclosure of operating segments [line items]
Change in valuation of deferred tax asset		€ (2,500)